Property, Plant and Equipment	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31, 2019	June 30, 2020
Office equipment	$31,105	$18,557
Other equipment	1,938	623
Leasehold improvements	5,290	3,023

	$38,333	$22,203

For the six months ended June
 30, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,992	—	—	2,992
Disposals	(51,067)	(889)	(219,733)	(271,689)

Balance at June 30, 2019	$228,860	$35,291	$268,373	$532,524

Accumulated depreciation
Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	32,143	5,027	81,351	118,521
Disposals	(38,999)	(517)	(158,403)	(197,919)

Balance at June 30, 2019	$171,259	$29,638	$232,508	$433,405
Carrying amounts at January 1, 2019	$98,820	$11,052	$178,546	$288,418
Carrying amounts at June 30, 2019	$57,601	$5,653	$35,865	$99,119

For the six months ended June
 30, 2020

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2020	$211,315	$35,291	$268,373	$514,979
Disposals	(2,806)	—	—	(2,806)

Balance at June 30, 2020	$208,509	$35,291	$268,373	$512,173

Accumulated depreciation
Balance at January 1, 2020	$180,210	$33,353	$263,083	$476,646
Depreciation expenses	12,548	1,315	2,267	16,130
Disposals	(2,806)	—	—	(2,806)

Balance at June 30, 2020	$189,952	$34,668	$265,350	$489,970
Carrying amounts at January 1, 2020	$31,105	$1,938	$5,290	$38,333
Carrying amounts at June 30, 2020	$18,557	$623	$3,023	$22,203

The above items of property, plant and equipment used by the Company are depreciated on a straight-line basis over the estimated useful life of 3 years.